Employee Benefits Plan - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of Employee Benefits Expense [Line Items]
Total contribution into the Pension Scheme	¥ 598	¥ 546	¥ 486
Bottom of range [member]
Classes of Employee Benefits Expense [Line Items]
Percentage of salary costs contributed to defined contribution retirement schemes	13.00%	13.00%	13.00%
Top of range [member]
Classes of Employee Benefits Expense [Line Items]
Percentage of salary costs contributed to defined contribution retirement schemes	20.00%	20.00%	20.00%